Insurance contracts and contingencies	12 Months Ended
Dec. 31, 2021
Insurance contracts and contingencies

23	Insurance contracts and contingencies

a) Insurance contracts

The Company and its subsidiaries have a risk management program with the purpose of delimiting the risks, seeking in the market coverage compatible with its size and operations.

b) Legal proceedings and contingencies

The provisions related to labor, civil and taxes proceedings whose likelihood of loss is assessed as probable are as follows:

	Labor	Civil	Taxes	Total

Balances as of December 31, 2018	2,233	1,232	-	3,465
Business combinations	3,301	1,071	-	4,372
Additions	737	1,508	-	2,245
Reversals	(3,770)	(1,043)	-	(4,813)
Balances as of December 31, 2019	2,501	2,768	-	5,269
Business combinations	2,741	2,348	27,487	32,576
Additions	562	10,869	7,853	19,284
Reversals	(1,285)	(2,705)	-	(3,990)
Balances as of December 31, 2020	4,519	13,280	35,340	53,139
Business combinations	16,597	6,017	57,638	80,252
Additions *	5,418	5,101	14,225	24,744
Reversals	(1,044)	(1,470)	(7,334)	(9,848)
Balances as of December 31, 2021	25,490	22,928	99,869	148,287

*	The amount of R$ 4,232 is related to tax legal proceedings attributed to the selling shareholders (R$ 9,940 for the year ended December 31, 2020). The same amount was recorded as indemnification assets in the statement of financial position in other assets.

There are other civil, labor, taxes and social security proceedings assessed by Management and its legal counsels as possible risk of loss, for which no provisions are recognized, as follows:

	2021	2020	2019

Labor	5,098	2,318	3,570
Civil	56,501	59,969	39,135
Taxes and social security	4,459	4,375	7,583
Total	66,058	66,662	50,288

The Company has judicial deposits recorded in other assets (non-current) in the amount of R$ 18,825 as of December 31, 2021 (December 31, 2020: R$ 1,451).

Under the terms of the Share Purchase and Sale Agreements ("Agreements") between the Company and the selling shareholders of the subsidiaries acquired, the Company assesses that the selling shareholders are exclusively responsible for any provisions (including labor, tax and civil), which are or will be the subject of a claim by any third party, arising from the act or fact occurred, by action or omission, prior to or on the closing dates of the acquisitions.

Accordingly, and considering that the provisions for legal proceedings recorded by the Company that result from causes arising from events occurring prior to the closing dates of the acquisitions, any liability for the amounts to be disbursed, in case of their effective materialization in loss, belongs exclusively to the selling shareholders. In this context, the Agreements state that the Company and its subsidiaries are indemnified and therefore exempt from any liability related to said contingent liabilities and, therefore, the provision amounts related to such contingencies are presented in the non-current liabilities and the correspondent amount of R$ 135,355 (December 31, 2020: R$ 53,499) is presented in non-current other assets.